JPMorgan U.S. Small Company Fund Class L Annual Fund Operating Expenses - L Shares [Member] - JPMorgan U.S. Small Company Fund Class L - Class L	Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.10%
Component3 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.82%